Marketable Securities (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Cost	$ 1,652,856
Fair value	1,026,418	$ 18,356	$ 35,067
Fair value increase/decrease	$ (626,438)	$ (11,234)	$ 2,737
Carlyle Commodities Corp. Shares
Statement Line Items [Line Items]
Shares/Warrants held	5,500,000
Cost	$ 907,500
Fair value	577,500
Fair value increase/decrease	$ (330,000)
Carlyle Commodities Corp. Warrants
Statement Line Items [Line Items]
Shares/Warrants held	5,500,000
Cost	$ 727,000
Fair value	421,000
Fair value increase/decrease	$ (306,000)
Other
Statement Line Items [Line Items]
Shares/Warrants held	2,275,002
Cost	$ 18,356
Fair value	27,918
Fair value increase/decrease	$ 9,562